Indebtedness (Narrative) (Details)	12 Months Ended					12 Months Ended								0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Interest Accrual, Option Two [Member]	Dec. 31, 2011 Interest Accrual, Option Three [Member]	Dec. 31, 2011 Conversion Event, One [Member]	Dec. 31, 2011 Conversion Event, Two [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member] Interest Accrual, Option One [Member]	Dec. 31, 2010 Minimum [Member] Interest Accrual, Option Two [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member] Interest Accrual, Option One [Member]	Dec. 31, 2010 Maximum [Member] Interest Accrual, Option Two [Member]	May 02, 2011 6 7/8% Senior Subordinated Notes Due April 15, 2014 [Member] EUR (€)	Dec. 31, 2011 6 7/8% Senior Subordinated Notes Due April 15, 2014 [Member] USD ($)	Dec. 31, 2011 Multi-currency Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Multi-currency Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Term Loan Facility [Member] USD ($)	Dec. 31, 2011 Term Loan Facility [Member] Future Periodic Payment [Member] USD ($)	Dec. 31, 2011 Term Loan Facility [Member] Rabobank [Member] EUR (€)	Dec. 31, 2011 1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member] USD ($)	Dec. 31, 2010 1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member] USD ($)	Dec. 31, 2011 1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member] Maximum [Member]	Dec. 31, 2011 1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member] USD ($)	Dec. 31, 2010 1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member] USD ($)	Dec. 31, 2011 5 7/8% Senior Notes due 2021 [Member] USD ($)	Dec. 31, 2011 Variable Basis, Additional Margin [Member] Minimum [Member] Interest Accrual, Option Three [Member]	Dec. 31, 2011 Variable Basis, Additional Margin [Member] Maximum [Member] Interest Accrual, Option Three [Member]
Effective interest rate	6.10%	6.10%	6.10%
Debt Instrument Discount Amortization Period	December 2013
Interest Paid	$ 47,100,000	$ 47,000,000	$ 51,100,000
Debt principal amount														200,000,000							201,300,000	201,300,000		0	161,000,000
Debt maturity date																					December 15, 2036
Convertible senior subordinated notes conversion price																					$ 40.73			$ 22.36
Convertible senior subordinated notes, conversion rate																					24.5525		31.9183	44.7193
Convertible senior subordinated notes principal amount																					1,000			1,000
Fundamental Change, Percentage of Parent's Common Stock Exchanged	50.00%
Fundamental Change, Percentage of Stock Received	90.00%
Lower limit for conversion rate adjustment, price per share																					$ 31.33
Upper limit for conversion rate adjustment, price per share																					$ 180.00
Additional make whole shares at lower limit																					7.3658
Additional make whole shares at upper limit																					0.0083
Closing sales price of common stock, maximum percentage						120.00%
Trading period of qualifying event						20 days	5 days
Trading period in which qualifying event must occur						30 days
Window for conversion							5 days
Price per note as a percentage of closing price of common stock to trigger potential conversion							98.00%
Convertible notes converted																								161,000,000	2,700,000
Shares issued in association with conversion																								3,926,574	60,986
Excess conversion value of the notes																								195,900,000	2,700,000
Extinguishment of debt																									37,500,000
Repayment of the principal of the notes total	161,000,000	60,800,000	0																						58,100,000
Excess conversion value paid for notes																									21,100,000
Gain (loss) on extinguishment of debt due to conversion of note																									(100,000)
Principal of notes converted																									2,700,000
Proceeds from issuance of long-term debt	1,676,900,000	71,400,000	282,300,000																							296,600,000
Convertible senior subordinated notes redeemed of the principal amount percent														101.146%
Loss on extinguishment of notes															(3,100,000)										(200,000)
Write-off of unamortized deferred debt issuance costs associated with the redemption of notes															1,200,000
Maximum borrowing capacity on line of credit facility	1,000,000,000	300,000,000														600,000,000	300,000,000	400,000,000		200,000,000
Periodic payment required on term loan																		5,000,000	10,000,000
Margin on variable rate				0.50%	1.00%			1.00%	1.00%	0.00%	2.00%	1.75%	0.50%														0.00%	0.50%
Credit Facility	665,000,000	0
Deferred costs associated with debt issuance																										14,800,000
Remaining borrowing capacity on line of credit facility	335,000,000	290,200,000
Outstanding letters of credit	$ 15,600,000	$ 9,800,000